Schedule of Holders' Details of SBPS (Detail) - Series B Redeemable Convertible Preferred Shares - shares	Dec. 31, 2016	Dec. 31, 2015
Shanghai Oriental Pearl Culture Development Co Ltd [Member]
Redeemable Noncontrolling Interest [Line Items]
Number of shares	10,180,553	27,438,952
L&A International Holding Limited
Redeemable Noncontrolling Interest [Line Items]
Number of shares	17,258,399